Intangible Assets (Details) - Patents [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Patents	$ 171,354	$ 134,919	$ 103,792
Less: Impairment Charges
Less: Accumulated Amortization	(33,681)	(28,577)	(20,618)
Patents net	$ 137,673	$ 106,342	$ 83,174